DISTRIBUTION OF PROFIT (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
DISTRIBUTION OF PROFIT
Appropriations to general reserve as a percentage of profit after tax, minimum	10.00%
Restricted net assets of PRC subsidiaries	$ 757,771,236	$ 586,461,209